Segments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Segments (Details) [Line Items]
Professional service	$ 2,523
Goodwill [member]
Segments (Details) [Line Items]
Professional service	$ 12,735